Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue - related party					$ 14,184	$ 22,200
Total revenue	$ 544,003	$ 439,288	$ 1,289,160	$ 1,111,690	1,460,370	308,129
Cost of Revenue	384,371	559,475	1,035,600	1,067,946	1,342,139	137,897
Gross profit	159,632	(120,187)	253,560	43,744	118,231	170,232
Operating Expenses:
Selling expense	677	12,267	17,696	24,023	46,624	0
Compensation - officers	34,000	40,000	102,000	110,000	150,154	140,000
Research and development	62,039	66,289	194,232	193,009	255,232	221,510
Professional fees	243,799	397,950	1,071,369	958,337	1,376,995	940,846
General and administrative	294,795	322,801	974,125	675,935	1,113,201	451,597
Goodwill impairment			0	0	458,490	0
Intangible assets impairment					47,975	0
Total Operating Expenses	635,310	839,307	2,359,422	1,961,304	3,448,671	1,753,953
Loss from Operations	(475,678)	(959,494)	(2,105,862)	(1,917,560)	(3,330,440)	(1,583,721)
Other Income (Expense):
Interest income (expense), net	(1,878)	(248)	(1,843)	820	2,257	(440,943)
Interest expense - related party	0	0	(81)	0	(1,750)	0
Other income	39,196	9,643	119,453	11,623	154,390	0
Total other income (expense)	37,318	9,395	117,529	12,443	154,897	(440,943)
Loss before income taxes	(438,360)	(950,099)	(1,988,333)	(1,905,117)	(3,175,543)	(2,024,664)
Income tax expense	0	0	0	0	0	0
Net Loss	$ (438,360)	$ (950,099)	$ (1,988,333)	$ (1,905,117)	$ (3,175,543)	$ (2,024,664)
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	40,959,741	40,959,741	40,959,741	40,945,807	40,949,482	37,778,614
Net loss per common share - Basic and Diluted	$ (0.01)	$ (0.02)	$ (0.05)	$ (0.05)	$ (0.08)	$ (0.05)
Revenue [Member]
Total revenue	$ 544,003	$ 431,988	$ 1,267,893	$ 1,101,390	$ 1,446,186	$ 285,929
Revenue Related Party [Member]
Total revenue	$ 0	$ 7,300	$ 21,267	$ 10,300